Nature of Business and Organization (Details) - USD ($)									6 Months Ended
		Jun. 30, 2026	Jun. 23, 2026	Jun. 12, 2026	Feb. 24, 2025	Dec. 30, 2024	Oct. 29, 2024	Oct. 28, 2024	Jun. 30, 2026	Dec. 31, 2025	Nov. 01, 2024	Jul. 25, 2024
Nature of Business and Organization [Line Items]
Stock split ratio					1-to-400
Issuance of ordinary shares (in Shares)						3,225
Incorporation date									May 28, 2026
Consultant [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares issued (in Shares)			299,922
Class A Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares issued (in Shares)	[1]	3,871,000							3,871,000	3,571,078
Ordinary shares, shares authorized (in Shares)	[1]	9,000,000,000							9,000,000,000	9,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001							$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding (in Shares)	[1]	3,871,000							3,871,000	3,571,078
Class A Ordinary Shares [Member] | Consultant [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares issued (in Shares)		3,871,000							3,871,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Issuance of ordinary shares (in Shares)			299,922
Ordinary shares, shares outstanding (in Shares)		3,871,000							3,871,000
Class B Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares issued (in Shares)	[1]	4,000,000							4,000,000	4,000,000
Ordinary shares, shares authorized (in Shares)	[1]	1,000,000,000							1,000,000,000	1,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001							$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding (in Shares)	[1]	4,000,000							4,000,000	4,000,000
Hang Feng Capital Management Limited (“HF CM”) [Member]
Nature of Business and Organization [Line Items]
Equity interests (in Dollars)							$ 100	$ 1				$ 1
Transferred ordinary shares (in Shares)							100	100
HF CM [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares issued (in Shares)												100
Equity interests						100.00%						100.00%
EGM [Member] | Minimum [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
EGM [Member] | Maximum [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.000001
EGM [Member] | Class A Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares issued (in Shares)				3,571,078
Ordinary shares, shares authorized (in Shares)				9,000,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary shares, shares outstanding (in Shares)				3,571,078
EGM [Member] | Class B Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares authorized (in Shares)				1,000,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Issuance of ordinary shares (in Shares)				4,000,000
Shares repurchased		4,000,000		4,000,000
Hang Feng International Holdings Co., Limited [Member] | Class B Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Issuance of ordinary shares (in Shares)				4,000,000
YEUNG Sing Yuet Sherry [Member]
Nature of Business and Organization [Line Items]
Percentage of transferred ownership											100.00%

[1]	The share information is presented on a retrospective basis to reflect the shares reclassification and shares increase. (Note 1)